ORGANIZATION (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 VIEs USD ($)	Dec. 31, 2012 VIEs CNY	Dec. 31, 2011 VIEs CNY	Dec. 31, 2010 VIEs CNY
Organization
Pledge or collateralization of assets		0
Total assets	144,603,000	900,890,000	847,008,000		74,374,000	463,365,000	367,856,000
Total liabilities	38,362,000	239,001,000	179,499,000		32,444,000	202,132,000	145,704,000
Net revenue	130,613,000	813,732,000	618,422,000	395,057,000	121,728,000	758,378,000	600,203,000	378,287,000
Net profit	(2,728,000)	(16,991,000)	20,463,000	(55,747,000)	15,710,000	97,873,000	126,796,000	118,590,000
(Loss) income from discontinued operations (including gain on disposal of Shanghai JNet)			31,977,000	592,000			31,977,000	592,000
Net cash provided by (used in) operating activities	5,120,000	31,898,000	58,666,000	94,788,000	(3,246,000)	(20,224,000)	31,364,000	47,527,000
Net cash used in investing activities	(15,987,000)	(99,602,000)	(192,379,000)	(55,575,000)	(8,015,000)	(49,933,000)	(73,873,000)	(31,394,000)
Net cash used in financing activities	$ (1,002,000)	(6,242,000)	(59,612,000)	496,874,000				(11,276,000)